Financial Instruments - Summary of Fixed Rate Interest-Bearing Financial instruments (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Financial assets
Term deposits		$ 154,868	$ 38,030
Receivable from related party	[1]	55
Interest rate risk [Member] | Fixed interest rate [Member]
Financial assets
Term deposits		154,868	38,030
Receivable from related party		55
Financial liabilities
Secured bank loans		(735)	(1,031)
Total		$ 154,188	$ 36,999

[1]	*Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee), (refer note 38).